ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ 381,325	$ 444,130
Balance	356,413	381,325
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	1,914	(3,241)
Loss on long term intercompany balances
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	5,722	(829)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(13,216)	(9,146)
Balance	$ (5,580)	$ (13,216)